UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

ABBSS-Global Blend Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS – 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 100.6%
Global Research Growth Portfolio	612,931	$7,238,713
Global Value Portfolio	592,790	7,362,450

Total Investments - 100.6% (cost $12,065,505)		14,601,163
Other assets less liabilities - (0.6)%		(85,267)

Net Assets - 100.0%		$14,515,896

ABBSS-U.S. Large Cap Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 100.2%
U.S. Large Cap Growth Portfolio	7,856,246	$98,910,132
U.S. Value Portfolio	7,417,604	98,505,780

Total Investments - 100.2% (cost $145,603,520)		197,415,912
Other assets less liabilities - (0.2)%		(364,160)

Net Assets - 100.0%		$197,051,752

AllianceBernstein 2000 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 51.3%
Global Real Estate Investment Portfolio	49,489	$762,127
International Growth Portfolio	31,792	459,074
International Value Portfolio	29,351	457,877
Small-Mid Cap Growth Portfolio	12,743	190,259
Small-Mid Cap Value Portfolio	13,285	183,867
U.S. Large Cap Growth Portfolio	70,558	888,332
U.S. Value Portfolio	66,466	882,671

		3,824,207

The AllianceBernstein Pooling Portfolios - Fixed Income - 49.1%
High Yield Portfolio	27,613	288,000
Inflation Protected Securities Portfolio	114,013	1,109,343
Intermediate Duration Bond Portfolio	132,133	1,301,507
Short Duration Bond Portfolio	97,610	966,337

		3,665,187

Total Investments - 100.4% (cost $7,141,714)		7,489,394
Other assets less liabilities - (0.4)%		(27012)

Net Assets - 100.0%		$7,462,382

AllianceBernstein 2005 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.7%
The AllianceBernstein Pooling Portfolios - Equity - 60.6%
Global Real Estate Investment Portfolio	105,494	$1,624,605
International Growth Portfolio	84,731	1,223,516
International Value Portfolio	78,546	1,225,316
Small-Mid Cap Growth Portfolio	35,869	535,518
Small-Mid Cap Value Portfolio	38,580	533,942
U.S. Large Cap Growth Portfolio	183,315	2,307,931
U.S. Value Portfolio	173,383	2,302,531

		9,753,359

The AllianceBernstein Pooling Portfolios - Fixed Income - 39.1%
High Yield Portfolio	93,373	973,880
Inflation Protected Securities Portfolio	236,716	2,303,245
Intermediate Duration Bond Portfolio	241,173	2,375,554
Short Duration Bond Portfolio	65,345	646,918

		6,299,597

Total Investments - 99.7% (cost $15,035,369)		16,052,956
Other assets less liabilities - 0.3%		56,127

Net Assets - 100.0%		$16,109,083

AllianceBernstein 2010 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 68.8%
Global Real Estate Investment Portfolio	403,390	$6,212,208
International Growth Portfolio	374,309	5,405,020
International Value Portfolio	346,476	5,405,021
Small-Mid Cap Growth Portfolio	178,616	2,666,733
Small-Mid Cap Value Portfolio	191,029	2,643,837
U.S. Large Cap Growth Portfolio	797,399	10,039,249
U.S. Value Portfolio	755,504	10,033,095

		42,405,163

The AllianceBernstein Pooling Portfolios - Fixed Income - 31.1%
High Yield Portfolio	412,007	4,297,237
Inflation Protected Securities Portfolio	710,466	6,912,837
Intermediate Duration Bond Portfolio	804,904	7,928,305

		19,138,379

Total Investments - 99.9% (cost $57,231,216)		61,543,542
Other assets less liabilities - 0.1%		31,348

Net Assets - 100.0%		$61,574,890

AllianceBernstein 2015 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.1%
The AllianceBernstein Pooling Portfolios - Equity - 75.4%
Global Real Estate Investment Portfolio	695,369	$10,708,684
International Growth Portfolio	724,595	10,463,152
International Value Portfolio	669,723	10,447,675
Small-Mid Cap Growth Portfolio	367,400	5,485,286
Small-Mid Cap Value Portfolio	392,933	5,438,191
U.S. Large Cap Growth Portfolio	1,490,799	18,769,162
U.S. Value Portfolio	1,406,175	18,674,007

		79,986,157

The AllianceBernstein Pooling Portfolios - Fixed Income - 23.7%
High Yield Portfolio	699,273	7,293,412
Inflation Protected Securities Portfolio	668,658	6,506,047
Intermediate Duration Bond Portfolio	1,156,901	11,395,475

		25,194,934

Total Investments - 99.1% (cost $97,241,717)		105,181,091
Other assets less liabilities - 0.9%		994,292

Net Assets - 100.0%		$106,175,383

AllianceBernstein 2020 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios - Equity - 82.8%
Global Real Estate Investment Portfolio	786,814	$12,116,928
International Growth Portfolio	913,837	13,195,811
International Value Portfolio	844,634	13,176,293
Small-Mid Cap Growth Portfolio	466,891	6,970,679
Small-Mid Cap Value Portfolio	499,337	6,910,831
U.S. Large Cap Growth Portfolio	1,857,489	23,385,788
U.S. Value Portfolio	1,752,651	23,275,200

		99,031,530

The AllianceBernstein Pooling Portfolios - Fixed Income - 17.0%
High Yield Portfolio	791,831	8,258,795
Inflation Protected Securities Portfolio	218,471	2,125,726
Intermediate Duration Bond Portfolio	1,001,240	9,862,213

		20,246,734

Total Investments - 99.8% (cost $109,953,517)		119,278,264
Other assets less liabilities - 0.2%		295,316

Net Assets - 100.0%		$119,573,580

AllianceBernstein 2025 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios - Equity - 89.6%
Global Real Estate Investment Portfolio	761,549	$11,727,862
International Growth Portfolio	962,008	13,891,398
International Value Portfolio	890,632	13,893,857
Small-Mid Cap Growth Portfolio	499,840	7,462,604
Small-Mid Cap Value Portfolio	534,576	7,398,532
U.S. Large Cap Growth Portfolio	1,965,080	24,740,360
U.S. Value Portfolio	1,859,470	24,693,765

		103,808,378

The AllianceBernstein Pooling Portfolios - Fixed Income - 10.0%
High Yield Portfolio	645,134	6,728,743
Intermediate Duration Bond Portfolio	491,895	4,845,168

		11,573,911

Total Investments - 99.6% (cost $104,987,170)		115,382,289
Other assets less liabilities - 0.4%		447,604

Net Assets - 100.0%		$115,829,893

AllianceBernstein 2030 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios - Equity - 96.5%
Global Real Estate Investment Portfolio	463,249	$7,134,036
International Growth Portfolio	636,795	9,195,321
International Value Portfolio	590,311	9,208,847
Small-Mid Cap Growth Portfolio	339,039	5,061,847
Small-Mid Cap Value Portfolio	364,230	5,040,947
U.S. Large Cap Growth Portfolio	1,295,929	16,315,744
U.S. Value Portfolio	1,229,126	16,322,792

		68,279,534

The AllianceBernstein Pooling Portfolios - Fixed Income - 3.1%
High Yield Portfolio	150,733	1,572,141
Intermediate Duration Bond Portfolio	63,595	626,408

		2,198,549

Total Investments - 99.6% (cost $63,924,924)		70,478,083
Other assets less liabilities - 0.4%		309,656

Net Assets - 100.0%		$70,787,739

AllianceBernstein 2035 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios - Equity - 99.6%
Global Real Estate Investment Portfolio	337,137	$5,191,912
International Growth Portfolio	475,464	6,865,693
International Value Portfolio	440,633	6,873,878
Small-Mid Cap Growth Portfolio	257,924	3,850,807
Small-Mid Cap Value Portfolio	275,849	3,817,745
U.S. Large Cap Growth Portfolio	969,676	12,208,219
U.S. Value Portfolio	917,045	12,178,363

Total Investments - 99.6% (cost $45,893,060)		50,986,617
Other assets less liabilities - 0.4%		224,911

Net Assets - 100.0%		$51,211,528

AllianceBernstein 2040 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.4%
The AllianceBernstein Pooling Portfolios - Equity - 99.4%
Global Real Estate Investment Portfolio	176,323	$2,715,379
International Growth Portfolio	250,779	3,621,252
International Value Portfolio	232,132	3,621,252
Small-Mid Cap Growth Portfolio	134,886	2,013,840
Small-Mid Cap Value Portfolio	145,183	2,009,335
U.S. Large Cap Growth Portfolio	511,684	6,442,105
U.S. Value Portfolio	485,098	6,442,105

Total Investments - 99.4% (cost $24,507,136)		26,865,268
Other assets less liabilities - 0.6%		159,963

Net Assets - 100.0%		$27,025,231

AllianceBernstein 2045 Retirement Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
Global Real Estate Investment Portfolio	157,481	$2,425,201
International Growth Portfolio	223,367	3,225,415
International Value Portfolio	206,567	3,222,445
Small-Mid Cap Growth Portfolio	121,338	1,811,579
Small-Mid Cap Value Portfolio	129,850	1,797,126
U.S. Large Cap Growth Portfolio	455,760	5,738,014
U.S. Value Portfolio	432,079	5,738,014

Total Investments - 100.1% (cost $21,619,062)		23,957,794
Other assets less liabilities - (0.1)%		(18593)

Net Assets - 100.0%		$23,939,201

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: July 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: July 23, 2007

4